Transactions and Balances with Related Parties (Details) ₪ in Thousands		12 Months Ended
		Dec. 31, 2017 ILS (₪) Directors	Dec. 31, 2016 ILS (₪) Directors	Dec. 31, 2015 ILS (₪) Directors
Transactions and Balances with Related Parties [Abstract]
CEO's salary	[1]	₪ 1,988	₪ 2,010	₪ 1,804
Share-based payments portion		455	1,066	963
Remuneration of directors	[2]	613	1,214	3,513
Share-based payments portion		₪ 279	₪ 558	₪ 2,455
Number of directors | Directors		6	6	5

[1]	In accordance with the CEO's employment agreement, the CEO will be eligible for a bonus based on qualitative criteria and parameters determined by the Company, which will amount to a maximum of four salaries, plus a special bonus based on the fulfillment of additional conditions.
[2]	Including, in 2015, the effect of an agreement with one of the Company's shareholders (who also serves as a director of the Company as from until 2016) for research consulting services, in consideration of a monthly amount of NIS 32 thousand.